Note 1 - The Company (Details Textual) € / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended										2 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($)	Aug. 30, 2019 EUR (€)	Jun. 03, 2019 EUR (€)	Feb. 05, 2014 EUR (€) € / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 EUR (€) shares	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jul. 31, 2017 EUR (€)	Apr. 30, 2016 EUR (€)	Jun. 30, 2015 USD ($)	Feb. 28, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Jul. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Nov. 22, 2019 USD ($)	Oct. 31, 2019 € / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Jul. 03, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jun. 30, 2015 EUR (€)
Statement Line Items [Line Items]
Profit (loss)																		€ (20,759,000)	[1],[2],[3]	€ 3,049,000	[4],[5],[6]	€ (48,385,000)
Total equity																		217,416,000	[2]			85,956,000				€ 167,240,000	[4]		€ 86,169,000
Purchase of intangible assets																		64,130,000	[3]	556,000	[5]	3,062,000
Total financial liabilities																		18,723,000				5,864,000				4,522,000			5,327,000
Total intangible assets other than goodwill																		96,968,000	[2]			46,192,000				84,529,000	[4]		9,075,000
Revenue from contracts with customers																		68,974,000	[1]	79,892,000	[6],[7]	32,631,000
Proceeds from borrowings																		13,900,000	[3]		[5]	1,739,000
Proceeds from issuing shares					$ 79,100	€ 71,400,000
Proceeds from issuing shares, net						€ 66,000,000
Increase (decrease) in number of ordinary shares issued (in shares) | shares					14,375,000	14,375,000
AstraZeneca [member]
Statement Line Items [Line Items]
Milestone liability | $																							$ 15,000
ADS [member]
Statement Line Items [Line Items]
Share issued, price per share (in EUR per share) | $ / shares					$ 5.50
Increase (decrease) in number of ordinary shares issued (in shares) | shares					9,922,227	9,922,227
European private placement [member]
Statement Line Items [Line Items]
Share issued, price per share (in EUR per share) | € / shares																								€ 4.97
Increase (decrease) in number of ordinary shares issued (in shares) | shares					4,452,773	4,452,773
Loan agreement with Société Générale [member]
Statement Line Items [Line Items]
Loan agreement, collateral																												€ 15,200,000
Proceeds from borrowings		€ 13,900,000
Licences [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill																		56,851,000				€ 6,013,000				44,184,000			€ 9,022,000
Payments for milestone | $	$ 100,000
2014 Novo Nordisk A/S monalizumab agreement [member]
Statement Line Items [Line Items]
Purchase of intangible assets				€ 2,000,000									€ 6,500,000					13,050,000
Increase (decrease) in number of shares issued from acquisition of licenses (in shares) | shares				600,000
Share issued, price per share (in EUR per share) | € / shares				€ 8.33
Issue shares for licenses				€ 5,000,000
Maximum potential regulatory milestones and single-digit tiered royalties on sale of products				20,000,000
Total financial liabilities																									$ 15,000	€ 13,100,000
Total intangible assets other than goodwill				€ 7,000,000
2015 AstraZeneca monalizumab agreements [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill																														€ 7,900,000
Receipts from co-development agreement and option agreement | $														$ 250,000
Receipts from co-development agreement | $														100,000
Receipts from option agreement | $														150,000
Proceeds from exercise of option agreement | $								$ 100,000
Maximum amount receivable from counter party upon achievement of certain milestones | $														925,000
Development and regulatory milestones | $														500,000
Commercialization milestones | $														$ 425,000
Co-fund percentage of trials of licensed product														30.00%
Percentage of profits in Europe														50.00%
Revenue from contracts with customers																		6,355,000		€ 31,966,000
Proceeds from trade receivables								100	€ 87,700
Agreement related to Lumoxiti with AstraZeneca [member]
Statement Line Items [Line Items]
Purchase of intangible assets																		43,501,000
Payments for licenses								50,000	43,800,000
Proceeds from trade receivables							$ 15	50	43,800						€ 13,100
Agreement related to IPH5201 with AstraZeneca [member]
Statement Line Items [Line Items]
Receipts from co-development agreement and option agreement								24,000	24,000,000	$ 26,000	€ 26,000,000					$ 50,000
Maximum amount receivable from counter party upon achievement of certain milestones | $										800,000
Development and regulatory milestones | $										300,000
Commercialization milestones | $										$ 500,000
Co-fund percentage of trials of licensed product										30.00%	30.00%
Percentage of profits in Europe										50.00%	50.00%
Payments for licenses								15,000	13,400,000
Maximum amount receivable from counter party upon achievement of certain development milestones | $										$ 10,000
Option exercise fee payable by counter party | $										25,000
Revenue from contracts with customers																		18,800,000
Proceeds from trade receivables								$ 24	€ 21,100
Agreement related to additional preclinical molecules with AstraZeneca [member]
Statement Line Items [Line Items]
Advance received										20,000	€ 17,500,000
Option exercise payment receivable from counter party | $										35,000
Development and regulatory milestone payments receivable from counter party | $										320,000
Commercialization milestone payments receivable from counter party | $										$ 500,000
2017 IPH5401 in-licensing agreement with Novo Nordisk A/S [member]
Statement Line Items [Line Items]
Total financial liabilities																		€ 0
Upfront payment																	€ 40,000,000
Upfront payment, shares issued																	37,200,000
Upfront payment, cash																	€ 2,800,000
Maximum payments to counter party upon achievement of certain milestones												€ 370,000,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech [member] | Licences [member]
Statement Line Items [Line Items]
Purchase of intangible assets			€ 7,000
Development and regulatory milestones			€ 51,500

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[5]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[6]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[7]	The impact of the application of the IFRS 15 standard is presented in Note 2.d.